Financial instruments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (5,056)	$ (4,131)
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	4,131	3,043
Increase	4,015	3,076
Write-offs	(3,090)	(1,988)
Financial assets	$ 5,056	$ 4,131
Not past due and limited risk
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	3.00%	3.00%
Not past due and limited risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 38,665	$ 28,209
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	(28,209)
Financial assets	(38,665)	(28,209)
Not past due and limited risk | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	(1,172)	(741)
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	741
Financial assets	$ 1,172	$ 741
0–30
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	12.00%	15.00%
0–30 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 3,390	$ 4,649
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	(4,649)
Financial assets	(3,390)	(4,649)
0–30 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	(407)	(697)
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	697
Financial assets	$ 407	$ 697
30–60
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	31.00%	48.00%
30–60 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 1,314	$ 1,418
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	(1,418)
Financial assets	(1,314)	(1,418)
30–60 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	(407)	(681)
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	681
Financial assets	$ 407	$ 681
60–90
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	48.00%	67.00%
60–90 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 626	$ 521
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	(521)
Financial assets	(626)	(521)
60–90 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	(300)	(349)
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	349
Financial assets	$ 300	$ 349
90–180
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	63.00%	69.00%
90–180 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 1,407	$ 989
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	(989)
Financial assets	(1,407)	(989)
90–180 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	(886)	(682)
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	682
Financial assets	$ 886	$ 682
180+
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	69.00%	71.00%
180+ | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 2,730	$ 1,381
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	(1,381)
Financial assets	(2,730)	(1,381)
180+ | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	(1,884)	(981)
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	981
Financial assets	$ 1,884	$ 981